Shareholders' Deficit (Details) - USD ($)		12 Months Ended
	Jan. 11, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholders' Deficit [Line Items]
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
2024 Extension Meeting [Member] | Subsequent Event [Member]
Shareholders' Deficit [Line Items]
Ordinary shares exercised (in Dollars)	$ 2,137,134
Redemption price (in Dollars per share)	$ 11.05
Aggregate redemption amount (in Dollars)	$ 23,615,331
Business Combination [Member]
Shareholders' Deficit [Line Items]
Shares holders term description		The Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then an additional 12.5% on the attainment of each of a series of certain “shareholder return” targets exceeding 20%, 30%, 40% and 50%, as further defined in the agreement. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.
Common Class A [Member]
Shareholders' Deficit [Line Items]
Ordinary shares, authorized		500,000,000	500,000,000
Ordinary shares, issued		0	0
Ordinary shares, outstanding		0	0
Redemption price (in Dollars per share)		$ 11.12	$ 10.16
Non-redemption agreements (in Dollars)		$ 1,503,254
Ordinary shares subject to possible redemption shares		3,931,719	30,000,000
Class B Ordinary Shares [Member]
Shareholders' Deficit [Line Items]
Ordinary shares, authorized		50,000,000	50,000,000
Ordinary shares, issued		7,500,000	7,500,000
Ordinary shares, outstanding		7,500,000	7,500,000
Non-redemption agreements (in Dollars)		$ 127,777
Class A Ordinary Shares [Member]
Shareholders' Deficit [Line Items]
Ordinary shares, authorized		550,000,000